UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   March 31, 2005
                                               -----------------------

Check Here if Amendment [ ]; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    [ ] is a restatement
                                        [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

   Name:         BVF Inc.
                 --------------------------------------
   Address:      227 West Monroe Street, Suite 4800
                 --------------------------------------
                 Chicago, Illinois  60606
                 --------------------------------------


Form 13F File Number: 28-6800
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Mark N. Lampert
         -------------------------------
Title:        President
         -------------------------------
Phone:        (312) 263-7777
         -------------------------------

Signature, Place and Date of Signing:

     /s/ Mark N. Lampert       San Francisco, California      5/16/05
   ------------------------    -------------------------   -------------
         [Signature] [City, State] [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

                                   Page 1 of 3
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                              FORM 13F SUMMARY PAGE

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary:


Number of Other Included Managers:               1
                                        --------------------

Form 13F Information Table Entry Total:          35
                                        --------------------

Form 13F Information Table Value Total:       146,079
                                        --------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


    No.       Form 13F File Number           Name
    1             28-6770                    BVF Partners L.P.
   ----       --------------------           --------------------

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                           FORM 13F INFORMATION TABLE
                                                                                                                     (SEC USE ONLY)

                       Name of Reporting Manager: BVF Inc.

------------------------------------------------------------------------------------------------------------------------------------
      COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- ---------  -------- ------------------- ------------ ---------- -------------------------
                                                       VALUE      SHRS    SH/ PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS  CUSIP      (x$1000)    PRN     PRN CALL  DISCRETION   MANAGERS    SOLE    SHARED   NONE
------------------------- ---------------- ---------  -------- ---------  --- ---- ------------ ---------  -------- -------- -------
ACADIA PHARMACEUTICALS INC.        COMMON  004225108       5,924        858,589  Sh        Defined        1          858,589
ADVANCED MAGNETICS, INC.           COMMON  00753P103      13,167      1,499,633  Sh        Defined        1        1,499,633
AEOLUS PHARMACEUTICALS, INC.       COMMON  00765G109         560        800,000  Sh        Defined        1          800,000
ARADIGM CORPORATION                COMMON  038505103       2,440      2,000,000  Sh        Defined        1        2,000,000
ARENA PHARMACEUTICALS, INC.        COMMON  040047102       3,189        631,553  Sh        Defined        1          631,553
ARQULE, INC.                       COMMON  04269E107      13,410      2,859,332  Sh        Defined        1        2,859,332
AUTOIMMUNE INC.                    COMMON  052776101       3,605      3,605,297  Sh        Defined        1        3,605,297
AVANT IMMUNOTHERAPEUTICS, INC.     COMMON  053491106       2,010      1,233,070  Sh        Defined        1        1,233,070
AVIGEN, INC.                       COMMON  053690103       1,374        492,337  Sh        Defined        1          492,337
CORCEPT THERAPEUTICS INCORPORATED  COMMON  218352102       2,145        472,500  Sh        Defined        1          472,500
CORGENTECH INC.                    COMMON  21872P105       2,110        909,650  Sh        Defined        1          909,650
CORIXA CORPORATION                 COMMON  21887F100         166         54,000  Sh        Defined        1           54,000
CORTECH, INC.                      COMMON  22051J308       2,265        762,466  Sh        Defined        1          762,466
DOV PHARMACEUTICAL, INC.           COMMON  259858108         554         40,500  Sh        Defined        1           40,500
DYNAVAX TECHNOLOGIES CORPORATION   COMMON  268158102         658        141,000  Sh        Defined        1          141,000
EPIMMUNE INC.                      COMMON  29425Y101         110         94,700  Sh        Defined        1           94,700
FLAMEL TECHNOLOGIES S.A.           COMMON  338488109      33,529      2,591,142  Sh        Defined        1        2,591,142
GENAERA CORPORATION                COMMON  36867G100         361        158,461  Sh        Defined        1          158,461
GENELABS TECHNOLOGIES, INC.        COMMON  368706107       4,115      6,858,576  Sh        Defined        1        6,858,576
ICORIA, INC.                       COMMON  451045108          28         78,700  Sh        Defined        1           78,700
INSMED INCORPORATED                COMMON  457669208       1,669      1,963,766  Sh        Defined        1        1,963,766
KOSAN BIOSCIENCES INCORPORATED     COMMON  50064W107       1,455        354,890  Sh        Defined        1          354,890
MEMORY PHARMACEUTICALS CORP.       COMMON  58606R403       3,762        858,994  Sh        Defined        1          858,994
NEUROBIOLOGICAL TECHNOLOGIES, INC. COMMON  64124W106       4,313      1,295,133  Sh        Defined        1        1,295,133
PALATIN TECHNOLOGIES, INC.         COMMON  696077304          96         41,077  Sh        Defined        1           41,077
REPLIGEN CORPORATION               COMMON  759916109       1,223        719,550  Sh        Defined        1          719,550
THERAVANCE, INC.                   COMMON  88338T104       1,568         85,899  Sh        Defined        1           85,899
ZONAGEN, INC.                      COMMON  98975L108       1,777        582,743  Sh        Defined        1          582,743
AMGEN INC. JANUARY 06/40 PUT       OPTION  031162950       5,821        100,000  Sh        Defined        1          100,000
AMGEN INC. JANUARY 06/55 PUT       OPTION  031162950       5,821        100,000  Sh        Defined        1          100,000
AMGEN INC. JANUARY 06/60 PUT       OPTION  031162950      11,642        200,000  Sh        Defined        1          200,000
AMGEN INC. JANUARY 07/40 PUT       OPTION  031162950       1,304         22,400  Sh        Defined        1           22,400
AMGEN INC. APRIL 50 PUT            OPTION  031162950       5,821        100,000  Sh        Defined        1          100,000
GENENTECH, INC. JUN 55 PUT         OPTION  368710406       5,661        100,000  Sh        Defined        1          100,000
BIOGEN IDEC INC. APRIL 30 PUT      OPTION  09062X103       2,426         70,300  Sh        Defined        1           70,300
                                                         -------     ----------                                   ----------
                                                         146,079     32,736,258                                   32,736,258
                                                         =======     ==========                                   ==========


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